Jun. 30, 2021
Virtus Westchester Credit Event Fund
Virtus Westchester Credit Event Fund

Virtus Westchester Credit Event Fund (the “Fund”),

a series of Virtus Event Opportunities Trust

Supplement dated December 14, 2021 to the Summary Prospectus and the Statutory Prospectus,
each dated October 1, 2021

Important Notice to Investors

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, footnote (b) in the “Annual Fund Operating Expenses” table is hereby replaced with the following:

Virtus Investment Advisers, Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the fund’s expenses until September 30, 2023, so that the fund’s net total expenses (excluding taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses) will not exceed 1.89% for Class A shares or 1.64% for Class I shares, respectively, through September 30, 2023. Following the two-year contractual period, the Adviser may discontinue the expense limitation arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Investors should retain this supplement with the Prospectuses for future reference.